Convertible Notes Payable (Tables)	3 Months Ended
Apr. 30, 2015
Convertible Notes Payable and Notes Payable [Abstract]
Schedule of convertible notes payable

	April 30, 2015	January 31, 2015

Note C-1
Dated – August 22, 2014	1,800,000	1,800,000

Total notes payable	$1,800,000	$1,800,000
Less: Discount	(119,400)	(208,950)
Less: current portion of convertible notes payable	1,680,600	1,591,050
Long-term convertible notes payable	$-	$-